Offerings - Offering: 1	Nov. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.00001 per share
Amount Registered | shares	101,487,500
Proposed Maximum Offering Price per Unit	3.49
Maximum Aggregate Offering Price	$ 354,191,375.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 48,913.83
Offering Note	Note 1.a. Calculated in accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended. Note1.b. Represents all Class A ordinary shares issued and offered in the Global Offering (as defined in this prospectus supplement), including up to 13,237,500 Class A ordinary shares that the underwriters have the option to purchase from the registrant, if any. The Class A ordinary shares registered hereby include those initially offered and sold outside the United States that may be resold from time to time in the United States either as part of their distribution or within 40 days after the later of the effective date of the registration statement, which this prospectus supplement forms a part, and the date when the securities are first bona fide offered to the public. These securities are not being registered for the purposes of sales outside of the United States. From time to time, such Class A ordinary shares may be represented by American depositary shares issuable upon deposit of the Class A ordinary shares registered hereby, which have been registered under a separate registrations statement on Form F-6 (File No. 333-281421). Each American depositary share represents three Class A ordinary shares. Note1.c. The translation from Hong Kong dollars to U.S. dollars was calculated based on an exchange rate of HK$7.7725 to US$1.00 as of November 3, 2025, per the exchange rate published by The Wall Street Journal. The offering price is HK$27.1 per Class A ordinary share.